Fair Value of Financial Instruments and Risk Management - Derivatives Narrative (Details) $ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	May 31, 2020 CAD ($)	Dec. 31, 2020 CAD ($)	May 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Regulatory assets		$ 3,588		$ 3,383
Regulatory liability		$ 3,103		3,358
UNS Energy
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Realized gains shared with customers, percent		10.00%
ITC | Unsecured
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Face value			$ 700
Energy contracts subject to regulatory deferral | Derivative instruments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Regulatory liability		$ 17		2
Energy contracts subject to regulatory deferral | Derivative instruments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Regulatory assets		73		$ 119
Total return swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount of derivative		$ 113
Total return swaps | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative terms		1 year
Total return swaps | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative terms		3 years
Foreign exchange contracts | Not designated as hedging instrument
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount of derivative		$ 245
Interest rate swaps | ITC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount of derivative		$ 611
Realized loss on derivative	$ 31
Reclassification period	5 years